Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Unit, Basic and Diluted
The following table provides a reconciliation of the numerator and denominator of the basic and diluted income (loss) per unit.
The historical common units and net income (loss) per limited partner unit amounts presented in these consolidated financial statements have been retrospectively adjusted to reflect the 1.5 to one unit-for-unit exchange in connection with the Sunoco Logistics Merger.

	Years Ended December 31,
	2016	2015	2014
Income from continuing operations	$624	$1,521	$1,235
Less: Income from continuing operations attributable to noncontrolling interest	327	157	116
Less: Loss from continuing operations attributable to predecessor	—	(34)	(153)
Income from continuing operations, net of noncontrolling interest	297	1,398	1,272
General Partner’s interest in income from continuing operations	948	1,064	513
Class H Unitholder’s interest in income from continuing operations	351	258	217
Class I Unitholder’s interest in income from continuing operations	8	94	—
Common Unitholders’ interest in income (loss) from continuing operations	(1,010)	(18)	542
Additional earnings allocated to General Partner	(10)	(5)	(4)
Distributions on employee unit awards, net of allocation to General Partner	(19)	(16)	(13)
Income (loss) from continuing operations available to Common Unitholders	$(1,039)	$(39)	$525
Weighted average Common Units – basic	758.2	649.2	497.2
Basic income (loss) from continuing operations per Common Unit	$(1.37)	$(0.06)	$1.05

Income (loss) from continuing operations available to Common Unitholders	$(1,039)	$(39)	$525
Loss attributable to ETP Series A Preferred Units	—	(6)	—
	$(1,039)	$(45)	$525
Weighted average Common Units – basic	758.2	649.2	497.2
Dilutive effect of unvested Unit Awards	—	—	2.0
Dilutive effect of Preferred Units	—	1.0	—
Weighted average Common Units – diluted	758.2	650.2	499.2
Diluted income (loss) from continuing operations per Common Unit	$(1.37)	$(0.07)	$1.05
Basic income from discontinued operations per Common Unit	$—	$—	$0.13
Diluted income from discontinued operations per Common Unit	$—	$—	$0.13